Cash and cash equivalents and restricted cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 1,063,956		$ 1,214,449
Restricted cash and cash equivalent	319,250		303,370
Others
Cash and cash equivalents [Line Items]
Cash and cash equivalents	61,863		54,598
US$
Cash and cash equivalents [Line Items]
Cash and cash equivalents	846,754		863,452
RMB
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 155,339	¥ 1,100,216	$ 296,399	¥ 2,064,300